Schedule I - Condensed Financial Information of Parent, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities [Abstract]
Net income	$ 75,158	$ 51,704	$ 54,050	$ 44,965	$ 31,009	$ 20,740	$ 24,344	$ 9,630	$ 225,877	$ 85,723	$ 2,598
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity (earnings) loss from unconsolidated subsidiary									(2,717)	54	(496)
Deferred income taxes									20,449	9,970	7,032
Loss on modification and extinguishment of debt									9,590	2,474	23,309
Distributions from unconsolidated subsidiary									2,727	2,131	0
Changes in operating assets and liabilities [Abstract]
Other assets									(2,160)	(4,119)	(2,599)
Payable to related parties									5,615	2,378	(10,126)
Net cash flows provided by operating activities									272,170	241,080	179,053
Cash Flows from Investing Activities [Abstract]
Distributions received from unconsolidated subsidiary									2,639	3,103	0
Investment income from equity certificates									1,603	0	0
Investment in equity certificates									(10,481)	(5,747)	0
Net cash flows provided by (used in) investing activities									481,386	(853,453)	(430,413)
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									0	0	295,150
Repayment of unsecured borrowings									0	0	(375,000)
Debt modification and extinguishment costs									(2,052)	301	(17,396)
Debt issuance costs									(342)	(3,619)	(1,464)
Shares issued									0	19,624	0
Shares repurchased									(32,871)	0	(57,286)
Net cash flows (used in) provided by financing activities									(696,325)	436,733	95,658
Cash and cash equivalents at beginning of year				180,211				329,105	180,211	329,105
Cash and cash equivalents at end of year	285,565				180,211				285,565	180,211	329,105
Cash paid during the period for [Abstract]
Interest									126,659	126,648	113,710
Taxes									787	4,163	2,155
Fly Leasing Limited [Member]
Cash Flows from Operating Activities [Abstract]
Net income									225,877	85,723	2,598
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from subsidiaries									(219,720)	(90,175)	(35,208)
Equity (earnings) loss from unconsolidated subsidiary									(2,717)	54	(496)
Deferred income taxes									(3,793)	(673)	1,852
Amortization of debt discount and other									1,742	1,742	1,931
Loss on modification and extinguishment of debt									0	0	19,655
Distributions from unconsolidated subsidiary									2,727	2,131	0
Changes in operating assets and liabilities [Abstract]
Receivable from subsidiaries									240,470	(104,303)	6,144
Other assets									(2,305)	(709)	(1,121)
Payable to related parties									94	506	(683)
Accrued and other liabilities									3,605	(477)	(9,478)
Net cash flows provided by operating activities									245,980	(106,181)	(14,806)
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries									(46,601)	(8,986)	0
Distributions received from subsidiaries									0	25,792	0
Distributions received from unconsolidated subsidiary									2,639	3,103	0
Advances of notes receivable to subsidiaries									(271,084)	(265,311)	(48,335)
Repayment of notes receivable from subsidiaries									297,013	223,925	144,718
Investment income from equity certificates									1,603	0	0
Investment in equity certificates									(10,481)	(5,747)	0
Net cash flows provided by (used in) investing activities									(26,911)	(27,224)	96,383
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									0	0	295,150
Repayment of unsecured borrowings									0	0	(375,000)
Debt modification and extinguishment costs									0	0	(16,287)
Debt issuance costs									0	0	(917)
Shares issued									0	19,624	0
Shares repurchased									(32,871)	0	(57,286)
Net cash flows (used in) provided by financing activities									(32,871)	19,624	(154,340)
Net increase (decrease) in cash and cash equivalents									186,198	(113,781)	(72,763)
Cash and cash equivalents at beginning of year				$ 43,233				$ 157,014	43,233	157,014	229,777
Cash and cash equivalents at end of year	$ 229,431				$ 43,233				229,431	43,233	157,014
Cash paid during the period for [Abstract]
Interest									36,469	36,425	41,883
Taxes									0	0	0
Noncash Investing Activities [Abstract]
Capital contribution to subsidiaries									142,246	7	109,391
Distributions from subsidiaries									213,312	3,386	76,451
Intercompany sale of subsidiaries									$ 0	$ 39,605	$ 0